Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
For the year ended December 31, 2020 and 2019, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2020	2019
Trade and other receivables	$17,465	$10,057
Investments	27,561	21,642
Deferred revenue	4,712	11,857

Transactions during the year with related party - Weichai Ballard JV	2020	2019
Revenues	$44,855	$37,197

For the year ended December 31, 2020 and 2019, related party transactions and balances with the Corporation's 10% owned equity accounted investee, Synergy Ballard JVCo, were as follows:

Balances with related party - Synergy Ballard JVCo	2020	2019
Trade and other receivables	$99	$65
Investments	—	—
Deferred revenue	304	46

Transactions during the year with related party - Synergy Ballard JVCo	2020	2019
Revenues	$8,232	$8,666

Key management personnel compensation is comprised of:

	2020	2019
Salaries and employee benefits	$3,021	$3,098
Post-employment retirement benefits	62	56
Share-based compensation (note 20)	1,530	1,651
	$4,613	$4,805